Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies.
Commitments and Contingencies

17.Commitments and Contingencies

Commitments

As of December 31, 2013 and 2014, capital commitment for purchase of property, plant and equipment were RMB nil and RMB26,939,788 ($4,402,644), respectively.

The Company did not have any significant lease commitment as of December 31, 2013and 2014.

As of December 31, 2013 and 2014, purchase obligations for corn were RMB184,800,000 and RMB179,400,000 ($29,318,516), respectively.

Guarantees and Indemnities

The Company was a party to enter into contracts to indemnify third parties for certain liabilities, and as of December 31, 2013 and 2014, the Company guaranteed the third parties’ borrowings from the financial institutions amounting to RMB210,000,000 and RMB 320,000,000 ($52,296,127), respectively, as a guarantor. In most cases, the Company cannot estimate the potential amount of future payments under these indemnities until events arise that would result in a liability under the indemnities. The Company believes that the liabilities for potential future payments of these guarantees and indemnities are not probable.